Significant accounting policies: (Tables)	12 Months Ended
Dec. 31, 2012
Significant accounting policies:
Schedule of property, plant and equipment
Assets	Basis	Rate

Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	8 – 10 years
Leasehold improvements	Straight-line	Lease term